                               Legacy Funds Group



August 29, 2005



VIA EDGAR TRANSMISSION
----------------------
Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      LEGACY FUNDS GROUP -  (THE "TRUST")
--------------------------------------------
         RULE 497(J) FILING
         SEC FILE NOS. 333-72732, 811-10569

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 4 filed on August 26, 2005 pursuant to Rule 485(b) under the 1933 Act (the "Post Effective Amendment") to the Registration Statement of the Trust. The text of the Post Effective Amendment was filed with the Securities and Exchange Commission electronically.

If you have any questions concerning this filing, please do not hesitate to call me at 617-824-1212, or in my absence, contact Molly Martin Alvarado at 617-824-1437.

Sincerely,

/s/ Marc L. Parsons

Marc L. Parsons
Secretary
Legacy Funds Group